Accounting principles (Policies)	12 Months Ended
Dec. 31, 2021
Accounting principles [Abstract]
Basis of preparation
1.3    Basis of preparation

The Technip Energies Group’s consolidated financial statements as of December 31, 2021, are prepared under the presentation, recognition and measurement rules set out in the International Financial Reporting Standards published by the IASB and approved by the EU for application as of December 31, 2021.

The Group has not opted for early application of standards and interpretations that were not yet mandatory in 2021, except amendments to IAS 12, notably on the accounting of deferred taxes on IFRS 16 “Leases” effects.

The consolidated financial statements comprise consolidated statement of income, consolidated statement of comprehensive income, consolidated statement of financial position, consolidated statement of cash flows, consolidated statement of changes in equity and notes to consolidated financial statements for the year 2021 and include comparative information (for the years 2020 and 2019) from Technip Energies’ Combined financial statements (collectively referred to as the “consolidated financial statements”). The comparative figures of 2020 and 2019 correspond to the combined financial statements of the Technip Energies Group. They have been prepared in accordance with IFRS as issued by the IASB and endorsed by the EU, under consideration of the principles for determining which assets and liabilities, income and expenses, as well as cash flows, were to be transferred to the Technip Energies Group.

These consolidated financial statements were prepared under the responsibility of and approved by the Board of Directors on March 18, 2022.

The consolidated financial statements are presented in millions of euros, and all values are rounded to the nearest thousand, unless otherwise specified.

Changes in accounting policies and disclosures
1.5.    Changes in accounting policies and disclosures
a.	IFRS standards, amendments and interpretations effective as of January 1, 2021

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform – Phase 2
These amendments state that in the event of modification of contractual terms as a direct consequence of the interest rate benchmark reform, and in application of paragraph B5.4.5 of IFRS 9, there is no immediate impact on profit and loss for the year.
Amendments to IFRS 16 - COVID-19 - Related Rent Concessions beyond June 30, 2022
These amendments relate to the treatment by the lessee of reliefs granted by the lessor on a current lease as a direct result of the COVID-19 pandemic, in the form of “payment holidays” or temporary rent reductions (for payments up to June 30, 2022, at the latest). Provided there is no substantial modification of the terms of the lease, the lessee is allowed by these amendments not to re-estimate the lease liability using a revised discount rate, with a corresponding adjustment to the right-of-use asset, and not to defer the value of the relief through amortization of the right-of-use asset. The lessee can therefore opt to record the impact directly in profit and loss.
Configuration or customization costs in cloud computing arrangement
The March 2021 IFRS IC update included an agenda decision on Configuration and Customization costs in a Cloud Computing Arrangement which was ratified by the IASB in April 2021. The Committee had received a request about how a customer accounts for costs of configuring or customizing a supplier’s application software in a Software as a Service (SaaS) arrangement. The key areas of consideration are as follows: can these costs be capitalized as an intangible asset and can these costs be capitalized as a prepayment, or should the costs be expensed when incurred? In the fact pattern described in the request, the supplier controls the application software to which the customer has access. The assessment of whether configuration or customization of that software results in an intangible asset for the customer depends on the nature and output of the configuration or customization performed. If the customer does not recognize an intangible asset in relation to configuration or customization of the application software, it applies paragraphs 68–70 of IAS 38 to account for those costs.
The Committee concluded that the principles and requirements in IFRS Standards provide an adequate basis for a customer to determine its accounting for configuration or customization costs incurred in relation to the SaaS arrangement described in the request. Consequently, the Committee decided not to add a standard-setting project to the work plan.
Interpretation of IAS 19 Employee Benefits - Attributing Benefit to Periods of Service
IFRS IC published, in May 2021, its final decision on the allocation of benefit entitlements to periods of service. The Committee sheds practical light on IAS 19 application (§70-74) relating to the attachment of rights to benefits to periods of service. In the case of the defined benefit plan analyzed, employees are entitled to receive a lump sum upon reaching retirement age, subject to being present in the company on that date. The amount of post-employment benefits to which an employee is entitled then depends on the length of employment with the entity before reaching that age, but is capped at a certain number of consecutive years of service.
IFRIC decision on non-refundable value added tax on lease payments
In October 2021, the IFRS Interpretations Committee published its decision on non-refundable value added tax on lease payments. The Committee had received a request about how a lessee accounts for any non-refundable value added tax charged on lease payments. The request asked whether, in applying IFRS 16, the lessee includes non-refundable VAT as part of the lease payments for a lease. Outreach conducted by the Committee and comment letters on the Committee’s tentative agenda decision provided limited evidence that non-refundable VAT on lease payments is material to affected lessees; and of diversity in the way lessees in similar circumstances account for non-refundable VAT on lease payments. The Committee has therefore not received evidence that the matter has widespread effect and has, or is expected to have, a material effect on those affected. Consequently, the Committee decided not to add a standard-setting project to the work plan.
IFRIC decision on accounting for warrants that are classified as financial liabilities on initial recognition
In October 2021, the IFRS Interpretations Committee published its decision on accounting for Warrants that are classified as financial liabilities on initial recognition. The Committee has received a request about the application of IAS 32 in relation to the reclassification of warrants. The request asked whether the issuer reclassifies the warrant as an equity instrument following the fixing of the warrant’s exercise price after initial recognition as specified in the contract, given that the fixed-for-fixed condition would at that stage be met.
The Committee observed that IAS 32 contains no general requirements for reclassifying financial liabilities and equity instruments after initial recognition when the instrument’s contractual terms are unchanged. The Committee acknowledged that similar questions about reclassification arise in other circumstances. Reclassification by the issuer has been identified as one of the practice issues, the committee will consider addressing in its Financial Instruments with Characteristics of Equity (FICE) project and will consider the matter as part of its broader discussions on the FICE project.
IFRIC decision on economic benefits from use of a windfarm
In December 2021, the IFRS Interpretations Committee published its decision on economic benefits from use of a windfarm. The Committee has received a request about whether, applying paragraph B9(a) of IFRS 16, an electricity retailer has the right to obtain substantially all the economic benefits from use of a windfarm throughout the term of an agreement with a windfarm generator.
The Committee therefore concluded that, in the fact pattern described in the request, the retailer does not have the right to obtain substantially all the economic benefits from use of the windfarm. Consequently, the agreement does not contain a lease. The Committee concluded that the principles and requirements in IFRS standards provide an adequate basis for an entity that enters into an agreement as described in the request to assess whether it has the right to obtain substantially all the economic benefits from use of an identified asset.
The above mentioned new interpretations and amendments effective on January 1, 2021, did not have a significant impact on the Company’s consolidated financial statements.
b.          Published IFRS standards, amendments and interpretations not yet effective or early adopted by the Group
Norm	Effective date	Statement
Reference to the Conceptual Framework -Amendment to IFRS 3	Jan 1, 2022
The amendment adds an exception to the recognition principle of IFRS 3 to avoid the issue of potential “day 2” gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 and IFRIC 21 if incurred separately. The exception requires entities to apply the criteria in IAS 37 or IFRIC 21 respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date.

Property, Plant & Equipment: Proceeds before Intended Use – Amendments to IAS 16	Jan 1, 2022
The amendments prohibit entities from deducting from the cost of an item of PP&E, any proceeds of the sale of items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing them in the income statement.

Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37	Jan 1, 2022
The amendment specifies which costs an entity needs to include when assessing whether a contract is onerous or loss-making: both incremental costs and an allocation of costs directly related to contract activities.

Annual Improvements	Jan 1, 2022
As part of its process to make non-urgent but necessary amendments to IFRS Standards, the IASB has issued the Annual Improvements to IFRS Standards 2018–2020. Annual improvements make minor amendments to IFRS 1, “First-time Adoption of IFRS”, IFRS 9, “Financial instruments”, IAS 41, “Agriculture” and the Illustrative Examples accompanying IFRS 16, “Leases”.

Classification of Liabilities as Current or Non-Current – Amendments to IAS 1	Jan 1, 2023
The amendment clarifies:
■ what is meant by a right to defer settlement,
■ that a right to defer must exist at the end of the reporting period,
■ that classification is unaffected by the likelihood that an entity will exercise its deferral right,
■ that only if an embedded derivative in a convertible liability is itself an equity instrument, would the terms of a liability not impact its classification.

Definition of Accounting Estimates – Amendments to IAS 8	Jan 1, 2023
The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. The effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates if they do not result from the correction of prior periods’ errors. The previous definition of a change in accounting estimates may result from new information or developments. Therefore, such changes are not corrections of errors.

Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2	Jan 1, 2023
The amendments aim to help entities provide more useful accounting policy disclosures by replacing the requirement to disclose their “significant” accounting policies with their “material” accounting policies, and by adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

IFRS 17 Insurance contracts	Jan 1, 2023
In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts.

Sale or contribution of assets between an Investor and its Associate or Joint Venture - Amendments to IFRS 10 and IAS 28	Effective application date is indefinitely postponed
The amendments address the conflict between IFRS 10 consolidated financial statements and IAS 28 Investments in Associates and Joint Ventures in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture.
The amendments clarify that a full gain or loss is recognized when a transfer to an associate or joint venture involves a business as defined in IFRS 3. Any gain or loss resulting from the sale or contribution of assets that does not constitute a business, however, is recognized only to the extent of unrelated investors’ interests in the associate or joint venture.

New standards, interpretations or amendments effective on January 1, 2022 and 2023 were not early adopted by Technip Energies. The Group does not currently anticipate any material impact to result from these new standards, amendments and interpretations.

Recognition of revenue from customer contracts
b.	Recognition of revenue from customer contracts

Technip Energies accounts for revenue in accordance with IFRS 15 “Revenues from Contracts with Customers” (“IFRS 15”). Revenue is measured based on the consideration specified in a contract with a customer. The majority of our revenue is from long-term contracts associated with designing and manufacturing products and systems and providing services to customers involved in exploration and production of crude oil and natural gas. The Technip Energies Group recognizes revenue when or as it transfers control over a good or service to a customer.
Contract modifications – Contracts are often modified to account for changes in contract specifications and requirements. The Group considers contract modifications to exist when the modification either creates new, or changes the existing, enforceable rights and obligations. Most of the Group’s contract modifications are for goods or services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and our measure of progress for the performance obligation to which it relates is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis.
Variable consideration – Due to the nature of the work required to be performed on many of existing performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the long-term contracts to contain variable considerations that can either increase or decrease the transaction price. Variability in the transaction price arises primarily due to liquidated damages. The Technip Energies Group considers its experience with similar transactions and expectations regarding the contract in estimating the amount of variable consideration to which it will be entitled and determining whether the estimated variable consideration should be constrained. We include estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The estimates of variable consideration are based largely on an assessment of anticipated performance and all information (historical, current and forecasted) that is reasonably available to Technip Energies.
Payment terms – Progress billings are generally issued upon completion of certain phases of the work as stipulated in the contract. Payment terms may either be fixed, lump-sum or driven by time and materials (i.e., daily or hourly rates, plus materials). Because typically the customer retains a small portion of the contract price until completion of the contract, contracts generally result in revenue recognized in excess of billings which we present as contract assets on the statement of financial position. Amounts billed and due from customers are classified as receivables on the statement of financial position. The portion of the payments retained by the customer until final contract settlement is not considered a significant financing component because the intent is to protect the customer. For some contracts, the Technip Energies Group may be entitled to receive an advance payment. The Technip Energies Group recognizes a liability for these advance payments in excess of revenue recognized and presents them as contract liabilities on the statement of financial position. The advance payment typically is not considered a significant financing component because it is used to meet working capital demands that can be higher in the early stages of a contract and to protect us from the other party failing to adequately complete some or all of its obligations under the contract.
Warranty – Certain contracts include an assurance-type warranty clause, typically between 18 and 36 months, to guarantee that the products comply with agreed specifications. A service-type warranty may also be provided to the customer; in such a case, management allocates a portion of the transaction price to the warranty as a separate performance obligation based on the estimated stand-alone selling price of the service-type warranty.
Allocation of transaction price to performance obligations – A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue, when, or as, the performance obligation is satisfied. To determine the proper revenue recognition method, the Group evaluates whether two or more contracts should be combined and accounted for as one single contract and whether the combined or single contract should be accounted for as more than one performance obligation. This evaluation requires significant judgment; some of the Group’s contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. For contracts with multiple performance obligations, Technip Energies allocates the contract’s transaction price to each performance obligation using its best estimate of the standalone selling price of each distinct good or service in the contract.
Cost-to-cost method – For long-term contracts, because of control transferring over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The cost-to-cost measure of progress for contracts is generally used because it best depicts the transfer of control to the customer which occurs as costs on the contracts are incurred. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred. Any expected losses on contracts in progress are charged to earnings, in total, in the period the losses are identified.
Right to invoice practical expedient – The right-to-invoice practical expedient can be applied to a performance obligation satisfied over time if we have a right to invoice the customer for an amount that corresponds directly to the value transferred to the customer for performance completed to date. When this practical expedient is used, variable consideration is not estimated at the inception of the contract to determine the transaction price or for disclosure purposes. Certain contracts have payment terms dictated by daily or hourly rates while other contracts may have mixed pricing terms that include a fixed fee portion. For contracts in which the customer is charged a fixed rate based on the time or materials used during the project that correspond to the value transferred to the customer, the Technip Energies Group recognizes revenue in the amount it has the right to invoice.

Foreign currency transactions
c.	Foreign currency transactions

Foreign currency transactions are translated into the functional currency at the exchange rate applicable on the transaction date.
At the closing date, monetary assets and liabilities stated in foreign currencies are translated into the functional currency at the exchange rate prevailing on that date. Resulting exchange gains or losses are directly recorded in the statement of income (see note 6. Other income and expense (net) for further details), except exchange gains or losses on cash accounts eligible for future cash flow hedging and for hedging on net foreign currency investments.
Translation of financial statements of subsidiaries in foreign currency – The statements of income of foreign subsidiaries are translated into euro at the average exchange rate prevailing during the year. The statements of financial position are translated at the exchange rate at the closing date. Differences arising in the translation of financial statements of foreign subsidiaries are recorded in other comprehensive income (loss) as foreign currency translation reserve. Items that are recognized directly in equity are translated using the historical rates. The functional currency of the foreign subsidiaries is most commonly the local currency.

Business combinations
d.	Business combinations

Business combinations are accounted for using the acquisition method of accounting. Under the acquisition method, assets acquired and liabilities assumed are recorded at their respective fair values as of the acquisition date. Determining the fair value of assets and liabilities involves significant judgment regarding methods and assumptions used to calculate estimated fair values. The purchase price is allocated to the assets acquired, including identifiable intangible assets, and liabilities based on their estimated fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Identifiable assets are depreciated over their estimated useful lives.
Acquisition-related costs are expensed as incurred and included in the statement of income line item “Selling, general and administrative expenses”.
Adjustments recorded for a business combination on the provisional values of assets, liabilities and contingent liabilities are recognized as a retrospective change in goodwill when occurring within a 12-month period after the acquisition date and resulting from facts or circumstances that existed as of the acquisition date. After this measurement period ends, any change in valuation of assets, liabilities and contingent liabilities is accounted for in the statement of income, with no impact on goodwill.

Separation costs
e.	Separation costs

Separation costs are expensed as incurred and include fees and expenses associated with the separation transaction (“the Spin-off”). The costs include legal and tax advice expenses, consulting services and other separation activities related costs. Separation costs are included in the consolidated statement of income line “Impairment, restructuring and other expenses”.

Segment information
f.	Segment information

Information by operating segment

IFRS 8 - Operating Segments require to determine operating segments based on information which is provided internally to the Chief Operating Decision Maker (“CODM”).
In the periods presented here, the Chief Executive Officer reviewed and evaluated the Technip Energies Group operating performance to make decisions about resource to be allocated and has been identified as the Chief Operating Decision Maker (“CODM”). Utilizing the internal reporting information provided to the CODM, the Technip Energies Group has changed, in 2021, the structure of its internal organization and defined two segments designated as Projects Delivery and Technology, Products and Services.
The corresponding definitions are disclosed as follows:
■          Projects Delivery:
The Projects Delivery segment provides comprehensive engineering, procurement and construction delivery capability globally. The Group’s key capabilities leverage its operational and technical excellence as a global provider of engineering, procurement and construction (“EPC”) services for onshore oil and gas; liquid natural gas (“LNG”) and gas to liquids (“GTL”); oil refining; ethylene: petrochemicals; chemicals; fertilizers; offshore oil and gas (shallow-water, deep-water) with floating solutions (floating production units (“FPUs”), Floating production storage and offloading (“FPSO”), floating liquefied natural gas (“FLNG”) and floating storage and regasification unit “FSRU”)).
■          Technology, Products and Services:
The activities within the Group’s Technology, Products and Services businesses are more versatile, combining proprietary technologies with associated licensing fees and equipment such as LNG Loading Arms and associated knowledge-based services into a global business for ethylene, refining, petrochemicals, inorganic and specialty chemicals as well as gas monetization. From technology definition, early engagement through scope definition, advanced technologies and project lifecycle support, Technip Energies works closely with customers to provide the optimal approach to maximize their return on investment. Consulting and services may be provided under the Group’s specialist consulting brands, Genesis, or through the Group’s project management consulting or engineering services business lines.
■          Corporate / non allocable:
The Corporate / non allocable corresponds to the unallocated items in the two segments above.
Disaggregation of revenue

The Technip Energies Group disaggregates its revenue by the following geographic regions:
■          Europe & Russia;
■          Africa & Middle East;
■          Asia Pacific; and
■          Americas.
Geographical areas are defined according to the following criteria: specific risks associated with activities performed in a given area, similarity of economic and political framework, regulation of exchange control, and underlying monetary risks. The geographical breakdown is based on the contract delivery within the specific country.

Earnings per share
g.	Earnings per share

As per IAS 33 “Earnings per Share” (“IAS 33”), Earnings Per Share (“EPS”) are based on the average number of outstanding shares over the year, after deducting treasury shares.
Diluted earnings per share amounts are calculated by dividing the net profit of the year, restated if need be for the after-tax financial cost of dilutive financial instruments, by the sum of the weighted average number of outstanding shares, the weighted average number of share subscription options not yet exercised, the weighted average number of performance shares granted calculated using the share purchase method, and, if applicable, the effects of any other dilutive instrument.
In accordance with the share purchase method, only dilutive instruments are used in calculating EPS. Dilutive instruments are those for which the option exercise price plus the future share-based compensation expense not yet recognized is lower than the average share price during the EPS calculation period.

Goodwill
h.	Goodwill

Goodwill is measured at the acquisition date as the total of the fair value of consideration transferred, plus the proportionate amount of any non-controlling interest, plus the fair value of any previously held equity interest in the acquiree, if any, less the net recognized amount (generally at fair value) of the identifiable assets acquired and liabilities assumed.
Goodwill is allocated to cash-generating units that are expected to benefit from the business combination in which the goodwill arose and in all cases is at the operating segment level, which represents the lowest level at which goodwill is monitored for internal management purposes.
Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Property, plant and equipment
i.	Property, plant and equipment

In compliance with IAS 16 “ Property, plant and equipment” (“IAS 16”), an asset is recognized only if the cost can be measured reliably and if future economic benefits are expected from its use.

Property, plant and equipment could be initially recognized at cost or at their fair value in case of business combinations.
As per IAS 16, the Technip Energies Group uses different depreciation periods for each of the significant components of a single property, plant and equipment asset where the useful life of the component differs from that of the main asset. Below are the useful lives most commonly applied by the Technip Energies Group on a straight-line basis:
■          Buildings: 10 to 60 years;
■          IT Equipment: 3 to 5 years;
■          Machinery and Equipment: 3 to 20 years;
■          Office Fixtures: 5 to 10 years.
If the residual value of an asset is material and can be measured, it is taken into account in calculating its depreciable amount.
On a regular basis, the Technip Energies Group reviews the useful lives of its assets. That review is based on the effective use of the assets.
Depreciation costs are recorded in the statement of income as a function of the fixed assets’ use, split between the following line items: cost of sales, research and development expense, selling, general and administrative expenses.
In accordance with IAS 36 - Impairment of Assets, the carrying value of property, plant and equipment is reviewed for impairment whenever internal or external events indicate that there may be impairment, in which case, an impairment test is performed.

Leases
j.	Leases

Technip Energies mainly leases real estate assets such as offices buildings and residential housing.
The standard requires that payments shall be discounted using the interest rate implicit in the lease, if that rate can be readily determined. In practice, given the structure of the Group’s financing all of which is held by Technip Energies N.V. or T.EN Eurocash SNC, the discount rate used to determine the right-of-use asset and the lease liability for each leased asset is calculated based on the incremental borrowing rate of the Group at inception of the lease. Technip Energies calculated the rate applicable to each lease contract on the basis of the lease duration.
Technip Energies Group determines if an arrangement is a lease at inception by assessing whether an identified asset exists and if the Group has the right to control the use of the identified asset. Leases are included in right-of-use assets, lease liabilities (non-current and current on the statement of financial position. Right-of-use assets represent the right to use an underlying asset for the lease term and lease liabilities represent Technip Energies obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining lease payments over the lease term. The right-of-use assets also include any lease prepayments made and exclude lease incentives the Group received from the lessor. Depreciation of right-of-use assets is recognized on a straight-line basis over the lease term.
The lease term generally used to calculate the liability is the term of the initially negotiated lease, not taking into account any early termination options, except in special circumstances. When leases contain extension options, the term used for the calculation of the liability may include these periods, mainly when the anticipated period of use of the fixed assets, whether under a new or existing lease, is greater than the initial contractual lease term.

The Group has variable lease payments, including adjustments to lease payments based on an index or rate (such as the Consumer Price Index) and fair value adjustments to lease payments. Variable lease payments that depend on an index or a rate (such as the Consumer Price Index or a market interest rate) are included when measuring initial lease liability of the lease arrangements using the payments’ base rate or index. The Group remeasures the lease liability when there is a change in future lease payments resulting from a change in such index or rate.
Short-term leases with an initial term of 12 months or less that do not include a purchase option and leases of low-value assets (referring mainly to IT equipment e.g. laptops and mobile phones) are not recorded on the statement of financial position.
Technip Energies Group adopted the practical expedient to not separate lease and non-lease components for all asset classes.
The Group currently subleases certain of its leased real estate to third parties. The subleases are classified as operating or finance leases by the sublessor depending on the duration of the sublease contract and the end date of the main lease contract.

Intangible assets
k.	Intangible assets

Internally generated research and development costs

Research costs are expensed when incurred. In compliance with IAS 38 “Impairment of Assets” (“IAS 38”), development costs are capitalized if all of the following criteria are met:
■      The projects are clearly identified;
■      The Technip Energies Group is able to reliably measure expenditures incurred for each project during its development;
■      The Technip Energies Group is able to demonstrate the technical or industrial feasibility of the project;
■      The Technip Energies Group has the financial and technical resources available to complete the project;
■      The Technip Energies Group can demonstrate its intention to complete, to use or to commercialize products resulting from the project; and
■      The Technip Energies Group is able to demonstrate the existence of a market for the output of the intangible asset, or, if it is used internally, the usefulness of the intangible asset.
All research and development costs not meeting the IAS 38 criteria are expensed as incurred in the consolidated Statement of income. The Technip Energies Group capitalized costs on certain IT projects developed internally.
Other intangible assets

Intangible assets other than goodwill (including those acquired in a business combination) are amortized on a straight-line basis over their expected useful lives, as follows:
■     Backlog: as per the timeframe of the outstanding orders (usually less than 3 years);
■     Licenses, Patents and Trademarks: less than 20 years;
■     Software (including software rights, proprietary IT tools, such as the E-procurement platform, or the Technip Energies Group’s management applications): 3 to 7 years.
In accordance with IAS 36, the carrying value of intangible assets is reviewed for impairment whenever internal or external events indicate that there may be an impairment, in which case, an impairment test is performed.

Impairment of non-financial assets
I.	Impairment of non-financial assets

Non-financial assets, property, plant and equipment, and identifiable intangible assets being amortized are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of the asset or cash-generating unit (“CGU”) may not be recoverable. If any indication exists, or when annual impairment testing for an asset is required, the Technip Energies Group estimates the asset’s recoverable amount. The asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and the value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, including growth rates in revenues, costs, estimates of future expected changes in operating margins, tax rates and cash expenditures. Future revenues are also adjusted to match changes in the Technip Energies Group’s business strategy. Factors that could trigger a lower value in use estimate include sustained price declines of a CGU’s products and services, cost increases, regulatory or political environment changes, changes in customer demand, and other changes in market conditions, which may affect certain market participant assumptions used in the discounted future cash flow model.
In determining the fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.
Goodwill is tested for impairment annually at September 30 and whenever changes in circumstances indicate that its carrying amount may not be recoverable. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Fair value measurement
m.	Fair value measurement

The Technip Energies Group measures certain financial instruments (including derivatives) at fair value at each balance sheet date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Technip Energies Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
■          Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;
■          Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly;
■          Level 3: Unobservable inputs (e.g., a reporting entity’s own data).
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Technip Energies Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Financial assets
n.	Financial assets

Financial assets are categorized at initial recognition, as subsequently measured at either amortized cost, at fair value through other comprehensive income (“FVOCI”), or at fair value through profit or loss (“FVTPL”).
For debt instruments this classification depends on the financial asset’s contractual cash flow characteristics as well as business model according to which the Technip Energies Group is managing them. Financial assets are initially measured at their fair values plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15.
A financial asset is classified and measured at amortized cost or fair value through other comprehensive income (“OCI”) if and only if it gives rise to cash flows that are ‘solely payments of principal and interest (“SPPI”), i.e. the asset meets the SPPI test criteria, which are assessed at an instrument level.
The business model applied by the Technip Energies Group determines whether the cash flows from the instruments will be realized through collecting contractual cash flows, selling the financial assets, or both.
Transactions on financial assets that require delivery of assets within a time frame legally or contractually (regular way trades) are recognized on the trade date, being the date when the Technip Energies Group commits to acquire or sell the asset.
For purposes of subsequent measurement, financial assets are classified into three categories:
■          Financial assets at amortized cost;
■          Financial assets at fair value through OCI, either with recycling or no recycling of cumulative gains and losses;
■          Financial assets at fair value through profit or loss.
Financial assets at amortized cost

A financial asset is measured at amortized cost if both of the following conditions are met:
■          The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
■          The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at amortized cost are subsequently measured using the effective interest rate and are also subject to impairment. Gains and losses are recognized in the Statement of income, within the Other income, expenses (net) line when the asset is derecognized.
The Technip Energies Group’s financial assets at amortized cost include trade receivables, loans issued to third or related parties and debt notes receivable presented under other non-current assets or other current assets, as applicable.
Financial assets at fair value through OCI

Financial assets are classified and measured at fair value through other comprehensive income if they are held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.
Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include:
■       Financial assets held for trading (i.e., those which are acquired for the purpose of selling or repurchasing in the near term);
■      Financial assets designated upon initial recognition at fair value through profit or loss (in order to eliminate, or significantly reduce, an accounting mismatch); or
■      Financial assets required to be measured at fair value (i.e. assets with cash flows that are not solely payments of principal and interest, irrespective of the business model).
Derivatives, including separated embedded derivatives, are also classified as held for trading except for those designated as effective hedging instruments. Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of income.
This category includes derivative instruments, listed and non-quoted equity investments which the Technip Energies Group had not irrevocably elected to classify at fair value through OCI, as well as certain liquid, frequently traded debt instruments such as treasury bills.
Dividends on listed equity investments are also recognized in the statement of income when the right of payment has been established.
Impairment of financial assets

An allowance for Expected Credit Losses (ECL) is recognized for all debt instruments not held at fair value through profit or loss. As opposed to the incurred loss approach, ECL is based on the difference between the carrying amount (as per the contractual cash flows of the instruments) and all the cash flows that the Technip Energies Group expects to receive, discounted at the original effective interest rate. The expected cash flows will include consideration of collaterals or other credit enhancements that are integral to the contractual terms.
In case of instruments for which there has not been a significant increase in credit risk since initial recognition, ECL is applied for default events that are possible within the next twelve months (a 12-month ECL). In case there has been a significant increase in credit risk since initial recognition, an ECL is applied over the remaining life of the exposure (lifetime ECL).
For trade receivables and contract assets, the Technip Energies Group applies a simplified approach permitted by IFRS 9. Therefore, the Technip Energies Group recognizes lifetime ECL at initial recognition and at each reporting date. The Technip Energies Group has considered historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment to determine lifetime expected losses.
For debt instruments recognized at amortized cost, as permitted by IFRS 9, the Technip Energies Group applies the low credit risk simplification. Accordingly, the Technip Energies Group evaluates whether the debt instrument is considered to have low credit risk at the reporting date, using available, reasonable and supportable information. The Technip Energies Group considers its internal credit rating of the debt instrument, and also considers that there has been a significant increase in credit risk when contractual payments are more than 90 days past due. For debt instruments that continue to have low credit risk after the evaluation, the Technip Energies Group assumes that there is no significant increase in the credit risk of the instrument.
ECL on such instruments is measured on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL. The Technip Energies Group uses the ratings from credit rating agencies both to determine whether the debt instrument has significantly increased in credit risk and to estimate ECLs.
The Technip Energies Group considers a financial asset in default when contractual payments are 90 days past due. Also, in cases when internal or external information indicates that it is unlikely to receive the outstanding contractual cash flows before considering any credit enhancements, the Technip Energies Group also considers a financial asset to be in default. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:
■      The rights to receive cash flows from the asset have expired; or
■      The Technip Energies Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Technip Energies Group has transferred substantially all the risks and rewards of the asset, or (b) the Technip Energies Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
When the Technip Energies Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Technip Energies Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Technip Energies Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Technip Energies Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Technip Energies Group could be required to repay.
Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Derivative financial instruments and hedging
o.	Derivative financial instruments and hedging

Initial recognition and subsequent measurement
The Technip Energies Group uses derivative financial instruments, such as forward contracts, swaps and options to hedge its risks, in particular foreign exchange risks. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Currently, every derivative financial instrument held by the Technip Energies Group is aimed at hedging future cash inflows or outflows against exchange rate fluctuations during the period of contract performance. Derivative instruments and in particular forward exchange transactions are aimed at hedging future cash inflows or outflows against exchange rate fluctuations in relation with awarded commercial contracts.
To hedge its exposure to exchange rate fluctuations during the bid-period of construction contracts, the Technip Energies Group occasionally enters into insurance contracts under which foreign currencies are exchanged at a specified rate and at a specified future date only if the new contract is awarded. The premium that the Technip Energies Group pays to enter into such an insurance contract is charged to the statement of income when paid. If the commercial bid is not successful, the insurance contract is automatically terminated without any additional cash settlements or penalties.
In some cases, the Technip Energies Group may enter into foreign currency options for some proposals during the bid-period. These options cannot be eligible for hedging.
For the purpose of hedge accounting, instruments qualifying as hedges are classified as:
■     Fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;
■      Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction or the foreign currency risk in an unrecognized firm commitment;
■       Hedges of a net investment in a foreign operation (the Technip Energies Group currently has no financial instruments designated for such hedging relationship).
Foreign currency treasury accounts designated for a contract and used to finance its future expenses in foreign currencies may qualify as a foreign currency cash flow hedge. Cash as a hedging instrument is determined as cash less accounts payable (including debts contracted on projects) plus accounts receivable (including loans contracted on projects) on reimbursable, services and completed contracts at closing date.
An economic hedging may occasionally be obtained by offsetting cash inflows and outflows on a single contract (“natural hedging”).
When implementing hedging transactions, each applicable member of the Technip Energies Group enters into forward exchange contracts with banks or with the member of the Technip Energies Group that performs centralized treasury management for the Technip Energies Group. However, only instruments that involve a third party outside of Technip Energies are designated as hedging instruments.
At the inception of a hedge relationship, the Technip Energies Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.
The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how Technip Energies Group will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.
Hedges that meet all the qualifying criteria for hedge accounting are accounted for as described below. The fair value of derivative financial instruments is estimated on the basis of valuations provided by bank counterparties or financial models commonly used in financial markets, using market data as of the statement of financial position date.
A derivative instrument qualifies for hedge accounting (fair value hedge or cash flow hedge) when there is a formal designation and documentation of the hedging relationship, and of the effectiveness of the hedge throughout the life of the contract. A fair value hedge aims at reducing risks incurred by changes in the market value of some assets, liabilities or firm commitments. A cash flow hedge aims at reducing risks incurred by variations in the value of future cash flows that may impact net profit (loss).
In order for a currency derivative to be eligible for hedge accounting treatment, the following conditions have to be met:
■      Its hedging role must be clearly defined and documented at the date of inception; and
■     Its effectiveness should be proved at the date of inception and/or as long as it remains effective. If the effectiveness test results in a score between 80% and 125%, changes in fair value or in cash flows of the covered element must be almost entirely offset by the changes in fair value or in cash flows of the derivative instrument.
All derivative instruments are recorded and disclosed in the statement of financial position at fair value:
■      Derivative instruments considered as hedging are classified as current assets and liabilities, as they follow the operating cycle; and
■      Derivative instruments not considered as hedging are also classified as current assets and liabilities.
Changes in fair value are recognized as follows:
■     Regarding cash flow hedges, the portion of the gain or loss corresponding to the effectiveness of the hedging instrument is recorded directly in other comprehensive income, and the ineffective portion of the gain or loss on the hedging instrument is recorded in the statement of income. The exchange gain or loss on derivative cash flow hedging instruments, which is deferred in equity, is reclassified in the net profit (loss) of the year(s) in which the specified hedged transaction affects the statement of income;
■      The changes in fair value of derivative financial instruments that qualify as fair value hedge are recorded in the other income, expenses (net) of the statement of income. The ineffective portion of the gain or loss is immediately recorded in the statement of income. The carrying amount of a hedged item is adjusted by the gain or loss on this hedged item which may be allocated to the hedged risk and is recorded in the statement of income; and
■       The changes in fair value of derivative financial instruments that do not qualify as hedging in accounting standards are directly recorded in the statement of income.

Advances paid to suppliers
p.	Advances paid to suppliers

Advance payments made to suppliers under long-term contracts are shown under the “Advances Paid to Suppliers” line item, on the consolidated statement of financial position.

Trade receivables
q.	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Technip Energies Group holds trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.
Impairment of trade receivables

Technip Energies Group applies IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. The Technip Energies Group’s trade receivables and contracts assets constitute a homogeneous portfolio, therefore, to measure the expected credit losses, trade receivables and contract assets have been grouped based on a selection of the members of the Technip Energies Group that cover a representative part of the Technip Energies Group’s trade receivables and contract assets at each period end. Contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Technip Energies Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for contract assets.

Cash and cash equivalents
r.	Cash and cash equivalents

Cash and cash equivalents consist of cash in bank and in hand, as well as short-term investments that are considered to be readily convertible into a known amount of cash and where the risk of a change in their value is deemed to be negligible based on the criteria set out in IAS 7. Securities are measured at their market value at year-end. Any change in fair value is recorded in the statement of income.

Share-based compensation
s.	Share-based compensation

The Technip Energies Group employees participated in TechnipFMC’s share-based plans accounted for in accordance with IFRS 2 “Share-based payments” (“IFRS 2”). Share-based compensation expense has been allocated to the Technip Energies Group based on the awards and terms previously granted to the Technip Energies Group’s employees as well as an allocation of TechnipFMC’s management expenses attributable to the Technip Energies Group for the years ended December 31, 2020 and 2019.
Within the Company there are three types of share-based payment plans that qualify as equity settled:
■          Restricted Share Unit (RSU);
■          Performance Share Unit (PSU);
■          Stock Options.
The measurement of share-based compensation expense on restricted share awards is based on the market price at the grant date and the number of shares awarded. The fair value of performance shares is estimated using a combination of the closing stock price on the grant date and the Monte Carlo simulation model.
TechnipFMC used the Black-Scholes options pricing model to measure the fair value of share options granted on or after January 1, 2017, excluding from such valuation the service and non-market performance conditions (which are considered in the expected number of awards that will ultimately vest) but including market conditions (note 8).
The share-based compensation expense for each award is recognized during the vesting period (i.e. the period in which the service and, where applicable, the performance conditions are fulfilled). The cumulative expense recognized for share-based employee compensation at each reporting date reflects the already expired portion of the vesting period and the Technip Energies Group’s best estimate of the number of awards that will ultimately vest. The expense or credit in the statement of income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Provisions
t.	Provisions

Provisions are recognized if and only if the following criteria are simultaneously met:
■      The Technip Energies Group has an ongoing obligation (legal or constructive) as a result of a past event;
■      The settlement of the obligation will likely require an outflow of resources embodying economic benefits without expected counterpart; and
■      The amount of the obligation can be reliably estimated: provisions are measured according to the risk assessment or the exposed charge, based upon best-known elements.
Contingencies related to contracts

These provisions relate to claims and litigation on contracts.
Restructuring

Once a restructuring plan has been decided and the interested parties have been informed, the plan is scheduled and valued. Restructuring provisions are recognized in accordance with IAS 37 - Provisions, Contingent Liabilities and Contingent Assets and presented within Impairment, Restructuring and Other Expenses (Income) in the consolidated statement of income.

Pensions and other long-term benefits
u.	Pensions and other long-term benefits

The Technip Energies Group sponsors various end-of-service and retirement employee benefit plans. Payments under such employee benefit plans are made either at the date of the employee’s termination of service with the Technip Energies Group or at a subsequent date or dates in accordance with the laws and practices of each country in which a participant resides. Depending on the employing entity the main defined benefit plans can be:
■          End of service benefits, to be paid at the termination of service;
■          Retirement benefits;
■          Jubilee benefits;
■          Post-retirement medical benefits (health care and life insurance).
The Technip Energies Group assesses its obligations in respect of employee pension plans and other long-term benefits such as “jubilee benefits”, post-retirement medical benefits, special termination benefits and cash incentive plans. The plan assets are recorded at fair value based on recognized and uniform actuarial methods performed by an independent actuary.
The obligations of providing benefits under defined benefit plans are determined by independent actuaries using the projected unit credit actuarial valuation method as per IAS 19 “Employee Benefits” (“IAS 19”).
The actuarial assumptions used to determine the obligations may vary depending on the country. The actuarial estimation is based on usual parameters such as future wage, salary increase rate, life expectancy, staff turnover and inflation rate.
The defined benefit liability equals the present value of the defined benefit obligation after deducting the plan assets. Present value of the defined benefit obligation is determined using present value of future cash disbursements based on interest rates of corporate bonds, in the currency used for benefit payment, and whose term is equal to the average expected life of the defined benefit plan.
According to amended IAS 19, the actuarial gains and losses resulting from adjustments related to experience and changes in actuarial assumptions are now recorded in other comprehensive income (see note 24. Pensions and other long-term employee benefit plans).

Deferred income tax
v.	Deferred income tax

Deferred tax assets and liabilities are recognized in accordance with IAS 12 “Income Taxes” (“IAS 12”) and are based on all temporary book-tax basis differences as of the closing date measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax assets and liabilities are reviewed at each closing date to take into account the effect of any changes in tax laws and in the prospects of recovery.
Deferred income tax assets are recognized for all deductible temporary differences, unused tax credit carry-forwards and unused tax loss carry-forwards, to the extent that it is probable that taxable profit will be available against which the temporary differences can be utilized.
Deferred income tax liabilities are recognized for all taxable temporary differences, except in certain specific circumstances, in accordance with the provisions of IAS 12.
Tax assets and liabilities are not discounted.

Financial liabilities
w.	Financial liabilities

Financial liabilities are classified, at initial recognition, as:
■    financial liabilities at fair value through profit or loss (i.e. instruments held for trading including derivatives not designated as hedging instruments and also instruments designated upon initial recognition at fair value through profit or loss);
■     financial debt;
■     trade and other payables; or
■     derivatives designated as hedging instruments in an effective hedge.
Financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
Financial liabilities at fair value through profit or loss

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term.
Gains or losses on liabilities held for trading are recognized in the consolidated statement of income.
The Technip Energies Group has not elected to designate any financial liability as at fair value through profit or loss.
Financial debts (Current and non-current)

Current and non-current financial debts include borrowings and commercial paper programs. After initial recognition, borrowings are measured at amortized cost using the effective interest rate method. Transaction costs are included in the cost of debt on the liability side of the statement of financial position, as an adjustment to the nominal amount of the debt. The difference between the initial debt and redemption at maturity is amortized at the effective interest rate.
Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of income.

Current/ non-current distinction
x.	Current / non-current distinction

The distinction between current assets and liabilities, and non-current assets and liabilities is based on the operating cycle of contracts. If related to contracts, assets and liabilities are classified as “current”; if not related to contracts, assets and liabilities are classified as “current” if their maturity is less than 12 months or “non-current” if their maturity exceeds 12 months.

Use of critical accounting estimates, judgments and assumptions
1.7.    Use of critical accounting estimates, judgments and assumptions
The preparation of consolidated financial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the period that affect the reported amounts of assets and liabilities as well as expenses.
Refer to note 1.6 “Use of critical accounting estimates, judgments and assumptions” in the Technip Energies Group combined financial statements for the year ended December 31, 2020, for a discussion of critical accounting estimates, judgments and assumptions. During the year ended December 31, 2021, there were no changes to identified critical accounting estimates, judgments and assumptions.
Estimates may be revised if the circumstances and the assumptions on which they were based change, if new information becomes available, or as a result of greater experience. Consequently, the actual result from operations may differ from these estimates.
Other disclosures relating to the Technip Energies Group’s exposure to risks and uncertainties include:
■          Principles applied in preparing the consolidated financial statements (note 1);
■          Market related exposures (note 28).
a.	Judgments

Separation and Distribution Agreement
Technip Energies N.V. and TechnipFMC entered into a Separation and Distribution Agreement on January 7, 2021. Pursuant to the Separation and Distribution Agreement, certain transactions have been carried out in the execution of the Spin-off resulting notably in cash transfers between Technip Energies and TechnipFMC as well as some contributions.
In connection with the Separation and Distribution Agreement, Technip Energies N.V. entered on February 10, 2021, into a €1.4 billion senior unsecured Bridge and Revolving Facilities Agreement (the “Facilities Agreement”) between Technip Energies N.V. and T.EN Eurocash SNC with Crédit Agricole Corporate and Investment Bank, as Agent and ESG Coordinator, BNP PARIBAS acting as Coordinator and Documentation Agent and the lenders party thereto. On May 28, 2021, Technip Energies N.V. issued €600 million aggregate principal amount of 1.125% senior unsecured notes due 2028 (the “Notes”) the proceeds of which have been used for general corporate purposes, including the refinancing (which occurred on May 31, 2021) of the €620 million bridge amount drawn under the Facilities Agreement. The Notes were admitted to trading on the regulated market of Euronext Paris.
Impacts of the Spin-off on equity and cash and cash equivalents are presented below:
(In millions of €)
Total invested equity as reported as of December 31, 2020	1,825.8
Cash contribution	(532.9)
Receivables and other net asset contributions	(86.3)
Total invested equity after impact of the Separation and Distribution Agreement	1,206.6

(In millions of €)
Cash and cash equivalents as reported as of December 31, 2020	3,189.7
Cash contribution	(532.9)
Net cash proceeds from the Facilities Agreement	355.0
Other net cash impacts from intercompany settlements	27.1
Cash and cash equivalents after impact of the Separation and Distribution Agreement	3,038.9

Accounting for the merger related goodwill

The €1,453.6 million of goodwill allocated to the TechnipFMC Onshore/Offshore operating segment on the merger date was the direct result of the merger between FMC Technologies and Technip. Because goodwill attributed to the carve-out entity using the parent’s basis is acquisition-specific, it may include synergistic goodwill that the parent entity previously assigned to its other CGU or GCGU that were expected to benefit from the synergies of the business combination. Accordingly, because the Onshore/Offshore operating segment has been carved-out and included in the combined financial statements of the Technip Energies Group, management determined that was most appropriate to include the associated Onshore/Offshore operating segment’s goodwill with the Technip Energies Group.
Revenue recognition

The majority of the Technip Energies Group’s revenue is derived from long-term contracts that can span several years. The Technip Energies Group accounts for revenue in accordance with IFRS 15. The unit of account in IFRS 15 is a performance obligation. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Performance obligations are satisfied over time as work progresses.
A significant portion of total revenue recognized over time primarily relates to a large range of onshore facilities and fixed and floating offshore facilities that involve the design, engineering, manufacturing, construction, and assembly of complex, customer-specific systems. Because of control transferring over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the products or services to be provided. The Technip Energies Group generally uses the cost-to-cost measure of progress for its contracts because it best depicts the transfer of control to the customer that occurs as the Technip Energies Group incurs costs on its contracts. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred.
Due to the nature of the work required to be performed on performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables, and requires significant judgment. It is common for long-term contracts to contain award fees, incentive fees, or other provisions that can either increase or decrease the transaction price. The estimated amounts in the transaction price are included when management believes there is an enforceable right to the modification, the amount can be estimated reliably, and its realization is probable. The estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved.
The Technip Energies Group executes contracts with its customers that clearly describe the equipment, systems, and/or services. After analyzing the drawings and specifications of the contract requirements, project engineers estimate total contract costs based on their experience with similar projects and then adjust these estimates for specific risks associated with each project, such as technical risks associated with a new design. Costs associated with specific risks are estimated by assessing the probability that conditions arising from these specific risks will affect total cost to complete the project. After work on a project begins, assumptions that form the basis for the calculation of total project cost are examined on a regular basis and estimates are updated to reflect the most current information and management’s best judgment.
Adjustments to estimates of contract revenue, total contract cost, or extent of progress toward completion are often required as work progresses under the contract and as experience is gained, even though the scope of work required under the contract may not change. The nature of accounting for long-term contracts is such that refinements of the estimating process for changing conditions and new developments are continuous and characteristic of the process.

Consequently, the amount of revenue recognized over time is sensitive to changes in estimates of total contract costs. There are many factors, including, but not limited to, the ability to properly execute the engineering and design phases consistent with customers’ expectations, the availability and costs of labor and material resources, productivity, and weather, all of which can affect the accuracy of cost estimates, and ultimately, a future profitability.
b.	Estimates and assumptions

The preparation of Technip Energies consolidated financial statements requires the use of estimates and assumptions. The management exercises its best judgment based upon its experience and the circumstances prevailing at the time of the reporting. The estimates and assumptions are based on available information and conditions at the end of the year presented and are reviewed on an ongoing basis.
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year relate to income taxes, pension accounting, impairment of non-financial assets and estimates related to fair value for purposes of assessing goodwill for impairment and are described below.
Income taxes

Income tax expense, deferred tax assets and liabilities, and reserves for uncertain tax positions reflect management’s best assessment of estimated future taxes to be paid. The Technip Energies Group is subject to income taxes in France and numerous other jurisdictions. Significant judgments and estimates are required in determining the consolidated income tax expense.
In determining the current income tax provision, management assesses temporary differences resulting from differing treatments of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded in the consolidated statement of financial position. When management assesses deductible temporary differences, including those originating from tax losses carried forward, management must assess the probability that these will be recovered through the future taxable income. To the extent management believes recovery is not probable, no deferred tax asset is recognized. Management believes the assessment related to the availability of future taxable income is a critical accounting estimate because it is highly susceptible to change from period to period, requires management to make assumptions about future income over the period of deductible temporary differences, and finally, the impact of increasing or decreasing deferred tax assets is potentially material to the results of operations.
Forecasting future income requires the use of a significant amount of judgment. In estimating future income, management uses internal operating budgets and long-range planning projections. Management develops its budgets and long-range projections based on recent results, trends, economic and industry forecasts influencing the Technip Energies Group’s performance, its backlog, planned timing of new product launches and customer sales commitments. Significant changes in management’s judgment related to the expected realizability of deductible temporary differences result in an adjustment to the associated deferred tax asset.
The calculation of income tax expense involves dealing with uncertainties in the application of complex tax laws and regulations in numerous jurisdictions in which the Technip Energies Group operates. Management recognizes tax benefits related to uncertain tax positions when, in management’s judgment, it is more likely than not that such positions will be sustained on examination, including resolutions of any related appeals or litigation, based on the technical merits. Management adjusts liabilities for uncertain tax positions when its judgment changes as a result of new information previously unavailable. Due to the complexity of some of these uncertainties, their ultimate resolution may result in payments that are materially different from current estimates. Any such differences will be reflected as adjustments to income tax expense in the periods in which they are determined.
IFRIC 23 provides guidance on how to recognize and measure uncertainty over “income tax” treatment as defined by paragraph 5 of IAS 12. The Group analyses all the tax treatments impacting current tax or deferred tax and reported or planned to be reported in income tax filings that could be challenged by the tax authorities. The tax assets and liabilities relating to these uncertain tax treatments are reviewed on a case-by-case basis assuming a full knowledge of the tax authorities and measured at the most probable amount.
For further information, see note 13 to the consolidated financial statements.
Accounting for pension and other post-retirement benefit plans

The Technip Energies Group’s pension and other post-retirement (health care and life insurance) obligations are described in note 24 to the consolidated financial statements.
The determination of the projected benefit obligations of pension and other post-retirement benefit plans are important to the recorded amounts of such obligations in the consolidated statement of financial position and to the amount of pension expense in the consolidated statement of income. To measure the projected benefit obligations of pension and other post-retirement benefit plans and the expense associated with such benefits, management must make a variety of assumptions and estimates, including discount rates used to value certain liabilities, rates of compensation increase, employee turnover rates, retirement rates, mortality rates and other factors. Management updates these assumptions and estimates on an annual basis or more frequently upon the occurrence of significant events. These accounting assumptions and estimates take into account the risk of change due to the uncertainty and difficulty in estimating these measures. Different assumptions and estimates used by management could result in recognition of different amounts of expense over different periods of time.
The discount rate affects the interest cost component of net periodic pension cost and the calculation of the projected benefit obligation. The discount rate is based on rates at which the pension benefit obligation could be effectively settled on a present value basis. Discount rates are derived by identifying a theoretical settlement portfolio of long-term, high quality (“AA” rated) corporate bonds at determination date that is sufficient to provide for the projected pension benefit payments. A single discount rate is determined that results in a discounted value of the pension benefit payments that equate to the market value of the selected bonds. The resulting discount rate is reflective of both the current interest rate environment and the pension’s distinct liability characteristics. Significant changes in the discount rate, such as those caused by changes in the yield curve, the mix of bonds available in the market, the duration of selected bonds and the timing of expected benefit payments, may result in volatility in pension expense and pension liabilities.
Due to the specialized and statistical nature of these calculations which attempt to anticipate future events, management engages third-party specialists to assist in evaluating assumptions as well as appropriately measuring the costs and obligations associated with these pension and other post-retirement benefits.
The actuarial assumptions and estimates made by management in determining pension and other post-retirement benefit obligations may materially differ from actual results as a result of changing market and economic conditions and changes in plan participant assumptions. While management believes the assumptions and estimates used are appropriate, differences in actual experience or changes in plan participant assumptions may materially affect the Technip Energies Group’s financial position or results of operations.
Impairment of non-financial assets

Property, plant and equipment and identifiable intangible assets being amortized are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of the non-financial assets may not be recoverable. The carrying amount of a non-financial asset is not recoverable if it exceeds the recoverable amount determined as the higher of an asset’s fair value less costs of disposal and its value in use. If it is determined that an impairment loss has occurred, the loss is measured as the amount by which the carrying amount of the non-financial asset exceeds its recoverable amount. The determination of future value in use as well as the estimated fair value of non-financial assets involves significant estimates on the part of management. Because there usually is a lack of quoted market prices for non-financial assets, fair value of impaired assets is typically determined based on the present values of expected future cash flows using discount rates believed to be consistent with those used by principal market participants or based on a multiple of operating cash flow validated with historical market transactions of similar assets where possible. The expected future cash flows used for impairment reviews and related fair value calculations are based on judgmental assessments of future productivity of the asset, operating costs and capital decisions and all available information at the date of review. If future market conditions deteriorate beyond current expectations and assumptions, impairments of non-financial assets may be identified if management concludes that the carrying amounts are no longer recoverable.
Refer to notes i) Property, plant and equipment and k) Intangible assets for estimates and accounting policies relevant to those assets.
Impairment of goodwill

Goodwill represents the excess of cost over the fair market value of net assets acquired in business combinations. Goodwill is not subject to amortization but is tested for impairment at the level of CGU or GCGUs the goodwill has been allocated to, on an annual basis, or more frequently if impairment indicators arise. Management has established September 30 as the date of its annual test for impairment of goodwill. Management identifies a potential impairment by comparing the recoverable amount of the applicable CGU or GCGUs to its carrying amount, including goodwill. If the carrying amount exceeds the recoverable amount of the applicable CGU or GCGUs, management measures the impairment by comparing the carrying value of the CGU or GCGUs to its recoverable amount. CGUs with goodwill are tested for impairment using a quantitative impairment test.
Determining the recoverable amount of CGUs is judgmental in nature and involves the use of significant estimates and assumptions. Management estimates the recoverable amount of the Technip Energies Group CGUs using a discounted future cash flow model. The majority of the estimates and assumptions used in a discounted future cash flow model on a pre-tax basis involve unobservable inputs reflecting management’s own assumptions about the assumptions market participants would use in estimating the fair value of a business. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, discount rates and future economic and market conditions. The estimates are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and do not reflect unanticipated events and circumstances that may occur.
A lower recoverable amount estimate in the future for any of the Technip Energies Group’s CGUs could result in a goodwill impairment. Factors that could trigger a lower recoverable amount estimate include sustained price declines of the CGUs’ products and services, cost increases, regulatory or political environment changes, changes in customer demand, and other changes in market conditions, which may affect certain market participant assumptions used in the discounted future cash flow model based on internal forecasts of revenues and expenses over a specified period plus a terminal value (the income approach).
The income approach estimates recoverable amount by discounting each CGU’s estimated future cash flows using a weighted-average cost of capital that reflects current market conditions and the risk profile of CGU’s. To arrive at future cash flows, management uses estimates of economic and market assumptions, including growth rates in revenues, costs, estimates of future expected changes in operating margins, tax rates and cash expenditures. Future revenues are also adjusted to match changes in the Technip Energies Group business strategy. Management believes this approach is an appropriate valuation method and utilizes this approach in determining the CGUs valuations.
Refer to note 14 to the consolidated financial statements for additional information related to goodwill impairment testing during the periods presented.
c.	Estimates and assumptions related to climate matters

The Company has considered climate related matters in the preparation of its financial statements. Technip Energies’ positioning, acting as a leading Engineering & Technology company dedicated to the energy transition is by essence at the center of these growing global challenges. As of December 31, 2021, risks associated to global warming did not have material impacts on estimates and assumptions used for the assessment the Company’s assets and liabilities mostly for the following reasons:
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The Group is playing a strategic role in accompanying its clients on their path to net-zero emissions. By benefiting from the strength of its operating model, its capacity to deliver complex projects, and its ability of technological differentiation, the Group offers a full range of design and project development services to its customers and has key capabilities which are deployed throughout the energy landscape.

■	Technip Energies is confident that changes induced in both customers and markets will constitute opportunities for which the Group is well positioned.

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Considering the Group specific asset light operating model, climate-related matters did not lead to review estimated residual values and expected useful lives of the Group’s assets. This furthermore explains why none of the Group’s assets is currently forecasted to bear subsequent major expenditures to cope with obsolescence or new legal restrictions.

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Technip Energies generally acts as a contractor and it is expected that the current portfolio and positioning will evolve with the energy transition unfolding landscape. The profile of our projects and services will be directly impacted by our clients’ evolving investments to transform energy production infrastructure to meet environmental targets and answer the needs of reducing global warming and greenhouse gas emission.

Climate change related matters did not have significant impacts on reported amounts of the Group’s assets and liabilities as discussed below as well as assets and liabilities that may be recognized in the future.
Property, plant and equipment and leased assets

Due to its core business model, the Company does not own material tangible assets. As of December 31, 2021, Property, plant and equipment as well as leased assets are essentially made of real estate offices, not impacted by climate change risks in an imminent manner in contrast to high CO2 emitting industrial assets. Consequently, their carrying values have not been subject to any impairment nor their residual useful lives reviewed. Nevertheless, the Group is engaged in an assessment process to fully review its assets portfolio on energy performance, carbon footprint and localization risk in 2022 to define an appropriate action plan. Our major properties will undergo a dedicated evaluation process to assess needs for investments as well as choosing label and certification objectives. The Group’s ambition to play a decisive role in the energy transition can be illustrated with its new headquarter inaugurated in 2021, representing the major asset leased at year-end. This environmental benchmark echoes Technip Energies’ leading role in the energy transition through its design, construction, composition and demanding environmental approach and fits with the Company’s new energy transition positioning.
Intangible assets

As of December 31, 2021, the Group intangible assets net book value amounts to €97.8 million and is mostly  composed of internally generated Research and Development costs as well as Licenses, Patents, Trademarks and software. These assets are either reflecting Technip Energies continuous innovation efforts and investments made in the energy transition fields or assets not impacted by climate change matters and for which estimated residual value and expected useful lives of assets have not been reviewed.
Impairment of goodwill

Climate change related matters have been considered in the Group’s impairment test campaign performed on goodwill and have been reflected, when management has deemed it relevant, in the valuation parameters. Due to its specific positioning, the Group has mostly modelled these evolutions in its analysis on the estimate of future cash flows considering that other adjustments of parameters would not be relevant as of today or are already embedded in the core hypothesis of our business plan, correctly depicting any potential impacts. Flows considered are fully aligned with the Group strategy, with the consideration of a growing share of energy transition projects reflecting the materialization of studies being executed by the Group. Forecasts take into consideration energy transition regulation, the Company’s engagement to the markets and most importantly, the cost impact of future developments and model adaptation, notably through the increased budgets allocated to R&D programs to improve our technology and product offering.
Income Taxes

Climate related matters are taken into consideration when assessing the recognition of deferred tax assets. As of December 31, 2021, deferred tax assets recognized in the Group’s consolidated statement of financial position for € 165.0 million on deductible temporary differences, unused tax losses and unused tax credits are expected to be offset against future taxable profits that are not subject to climate-related matters, in accordance with the assumptions of the Group’s Business plan.
Provisions

As described above the Group has considered climate related matters in its financial statements. Technip Energies does not hold significant industrial assets, accordingly management does not expect any material change in known regulatory and external environment that could affect the Group nor any contract becoming loss-making due to increased cost of production or restructuring planned to meet a climate risk target. Therefore, no additional provision has been accounted as a result of the transition to a lower carbon economy.
Debt

As described in “note 22 - Debt (long and short-term)” of the consolidated financial statements, the majority of the Company’s financial debt as of December 31, 2021 is made of the senior unsecured Notes and the commercial paper borrowings. In addition, we have the ability to access financing through our Revolving Facility, with an available capacity reduced by any outstanding commercial paper. The terms and conditions of our financing agreements do not include climate-friendly covenants or objectives, except for the Revolving Facility, the applicable margin for which is adjusted based on the successful completion by the Company of the three ESG key performance indicators defined in the facility agreement. As of today, the Revolving Facility remains undrawn, the financial cost associated with the facility is therefore immaterial.

Share-Based compensation

As described in “Note 8 – Share-based compensation” of the consolidated financial statements, the Compensation Committee of the Board of Directors has granted certain employees, senior executives and Directors or Officers performance stock units that vest subject to achieving satisfactory performances. Beginning 2022, the performance shares program will be partially based on three weighted ESG indicators. One of this indicator is a climate-friendly objective, the decrease of scope 1 and 2 of greenhouse gas emissions of 25% between 2019 and 2025.

This new performance indicator is in line with the Company’s new energy transition strategy.